Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income before tax	$ 1,686	$ 1,557	$ 2,031
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation of property and equipment	907	800	822
Depreciation of right-of-use assets	866	828	775
Inventories written down	452		1,508
Written off of advance to suppliers	956
Gain on disposal of property and equipment	(5,048)	(2)	(305)
Gain on early termination on lease liability	(113)
Provision (reversal) of impairment of trade receivables	145	193	(110)
Loss on revaluation of quoted share	22
Change in operating assets and liabilities:
Accounts receivable	1,763	(2,644)	710
Inventories	3,631	940	(2,757)
Deposits, prepayments and other receivables	408	1,702	(1,900)
Accounts payable and accrued liabilities	(2,119)	1,964	(1,329)
Customer deposits	(2,826)	(4,387)	5,797
Income tax payable	(675)	(41)	388
Net cash provided by operating activities	55	910	5,630
Cash flows from investing activities:
Purchase of property and equipment	(1,955)	(817)
Proceeds from disposal of property and equipment	10,894	2	343
Investment in equity securities	(2,200)
Proceeds from/ (investment in) financial assets available for sales	71	(325)
Net cash generated from (used in) investing activities	6,810	(1,140)	343
Cash flows from financing activities:
Repayment of bank borrowings	(7,369)	(105)	(3,712)
Repayment of lease liabilities	(6,369)	(114)	(1,046)
Proceeds from shares issuance net of deferred offering costs	13,506
Payment of dividends	(10,524)	(77)
Loan from director	9,881
Net cash used in financing activities	(875)	(296)	(4,758)
Effect on exchange rate change on cash and cash equivalents	80	(4)	(7)
Net change in cash and cash equivalent	6,070	(530)	1,208
BEGINNING OF YEAR	1,003	1,533	325
END OF YEAR	7,073	1,003	1,533
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash (paid) refund for income taxes	(675)	(40)	158
Cash paid for interest	$ 1,051	$ 748	$ 717